Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.0%
22,835	iShares Core MSCI EAFE ETF	$1,695,499	1.0
15,407	iShares Russell 2000 ETF	3,370,281	2.0
30,974	Vanguard S&P 500 ETF	12,216,146	7.2
47,203	Vanguard Value ETF	6,389,870	3.8

	Total Exchange-Traded Funds
	(Cost $19,862,238)	23,671,796	14.0

MUTUAL FUNDS: 86.0%
	Affiliated Investment Companies: 86.0%
26,591	Voya Large-Cap Growth Fund - Class R6	1,676,323	1.0
826,473	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,975,598	7.1
2,323,702	Voya Multi-Manager International Equity Fund - Class I	32,113,561	19.0
924,630	Voya Multi-Manager International Factors Fund - Class I	10,161,683	6.0
517,813	Voya Multi-Manager Mid Cap Value Fund - Class I	5,923,779	3.5
1,293,472	Voya U.S. Stock Index Portfolio - Class I	25,753,020	15.2
591,743	VY® Columbia Contrarian Core Portfolio - Class I	12,669,214	7.5
465,842	VY® Invesco Comstock Portfolio - Class I	9,316,837	5.5
167,179	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	3,380,352	2.0
408,467	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,825,867	7.6
411,297	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5,877,440	3.5
121,589	VY® T. Rowe Price Growth Equity Portfolio - Class I	13,816,125	8.1

	Total Mutual Funds
	(Cost $129,590,656)	145,489,799	86.0

	Total Investments in Securities (Cost $149,452,894)	$169,161,595	100.0
	Liabilities in Excess of Other Assets	(27,488)	–
	Net Assets	$169,134,107	100.0

(1)	Non-income producing security.

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,671,796	$–	$–	$23,671,796
Mutual Funds	145,489,799	–	–	145,489,799
Total Investments, at fair value	$169,161,595	$–	$–	$169,161,595

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$2,067,615	$89,936	$(2,173,002)	$15,451	$-	$21,017	$(81,600)	$-
Voya Large-Cap Growth Fund - Class R6	3,285,304	405,596	(1,861,003)	(153,574)	1,676,323	-	598,985	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,523,944	5,115,734	(4,452,988)	(1,211,092)	11,975,598	-	1,283,702	-
Voya Multi-Manager International Equity Fund - Class I	26,256,423	9,879,720	(4,089,688)	67,106	32,113,561	-	990,272	-
Voya Multi-Manager International Factors Fund - Class I	14,715,996	1,581,373	(6,218,516)	82,830	10,161,683	-	1,013,892	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,148,105	2,047,498	(894,293)	622,469	5,923,779	-	93,190	-
Voya U.S. Stock Index Portfolio - Class I	25,105,906	6,402,308	(6,301,782)	546,588	25,753,020	-	809,857	2,498,406
VY® Columbia Contrarian Core Portfolio - Class I	11,552,918	3,059,951	(1,572,730)	(370,925)	12,669,214	76,654	603,105	1,359,817
VY® Invesco Comstock Portfolio - Class I	6,629,753	3,792,040	(1,711,018)	606,062	9,316,837	28,822	890,323	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	742,004	3,916,535	(1,257,834)	(20,353)	3,380,352	12,274	236,363	155,384
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,387,414	2,808,371	(2,036,674)	(333,244)	12,825,867	9,874	283,200	1,504,268
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	4,118,795	3,192,260	(756,882)	(676,733)	5,877,440	404	191,191	900,395
VY® T. Rowe Price Growth Equity Portfolio - Class I	10,250,511	5,783,312	(1,801,908)	(415,790)	13,816,125	-	656,374	1,138,668
	$133,784,688	$48,074,634	$(35,128,318)	$(1,241,205)	$145,489,799	$149,045	$7,568,854	$7,556,938

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $152,721,075.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$16,460,964
Gross Unrealized Depreciation	(20,444)
Net Unrealized Appreciation	$16,440,520